Liabilities from acquisitions (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Transactions between related parties
Compensation payable related to acquisition	[1]	R$ 35,970
Reimbursements to former shareholders		0	R$ 11
Total		236,289	93,748
Current		176,069	53,520
Non-current		60,220	40,228
Total Voice Comunicação S.A.
Transactions between related parties
Compensation payable related to acquisition	[2]	1,301	13,112
Rodati Motors Corporation
Transactions between related parties
Compensation payable related to acquisition	[1]		80,625
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Transactions between related parties
Compensation payable related to acquisition	[3]	164,000	0
Sensedata Tecnologia Ltda.
Transactions between related parties
Compensation payable related to acquisition	[4]	R$ 35,018	R$ 0

[1]	Refers to the additional deferred payments to be made in 2022 related to the acquisition of Sirena, as mentioned on the note 1.c. adjusted by the exchange variation.
[2]	Refers to the compensation payable related to the acquisition of Total Voice,. of which a portion was paid in 2021 and the last installment in the amount of R$ 1,301 will be paid in 2022. On December 31, 2021, a provision was recorded in the amount of R$ 1,301 (R$ 13,112 as at December 31, 2020), reflecting the best estimate of the Company of the additional payment to former shareholders that became company’ employees.
[3]	Refers to the compensation payable related to the acquisition of D1. On December 31, 2021, a provision was recorded in the amount of R$ 164,000.The amount of R$ 124,000 will be paid in the first quarter of 2022 and the balance R$40,000 will be paid in the March 2023.
[4]	Refers to the compensation payable related to the acquisition of Sensedata. On December 31, 2021, a provision was recorded in the amount of R$ 35,018. The amount of R$ 14,449 will be paid in 2022 and the amount of R$ 21,577 will be paid in 2023.